Change Healthcare Joint Development Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Granted			2,084,046	1,635,115
Aggregate value of shares			$ 3,869
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated fair value of common stock			$ 9.55	$ 3.35
Joint Development Agreement and Data Licensing Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative royalty payments		$ 2,500	$ 2,500
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement term (in years)		5 years
License agreement renewal term (in years)		5 years
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings | Restricted shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Granted		251,211
Estimated fair value of common stock		$ 15.40
Aggregate value of shares		$ 3,869
Vested shares	75,363	150,727
Non-vested shares		100,484	100,484